Note 13 - Financial Instruments - Denominated Monetary Assets and Liabilities (Details) - Currency risk [member] - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	$ 45,794	$ 66,249
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	132,784	12,984
Loans and receivables, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets	$ 639,087	$ 699,419